As filed with the Securities and Exchange Commission on March 31, 2010

Securities Act Registration No. 33-10451

Investment Company Act Registration No. 811-4920

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 50	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 52	☒

(Check appropriate box or boxes)

WASATCH FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

150 Social Hall Avenue

4th Floor

Salt Lake City, Utah 84111

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (801) 533-0777

Copy to:

Samuel S. Stewart, Jr. Wasatch Funds, Inc. 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, IL 60603
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Wasatch Funds Trust (the “Registrant”), a Massachusetts business trust, is the successor issuer to Wasatch Funds, Inc., a Minnesota corporation (the “Predecessor Registrant”). By filing this Post-Effective Amendment to the currently effective Registration Statement on Form N-1A of the Predecessor Registrant (File No. 33-10451), the Registrant expressly adopts the Registration Statement of the Predecessor Registrant as its own Registration Statement for all purposes of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, effective on March 31, 2010 simultaneously with the closing of a reorganization transaction between the Predecessor Registrant and the Registrant. In connection with this, we hereby incorporate by reference the information contained in Parts A and B of Post-Effective Amendment No. 49 under the Securities Act of 1933, as amended, and Amendment No. 51 under the Investment Company Act of 1940, as amended (Registrant’s Prospectuses and Statements of Additional Information, as supplemented), as filed with the Commission on January 28, 2010.

PART C

OTHER INFORMATION

Item 28.	Exhibits

a-1.	Declaration of Trust of Wasatch Funds Trust (the “Registrant”) dated November 6, 2009 is filed herein.

a-2.	Amendment to Declaration of Trust of the Registrant dated December 30, 2009 is filed herein.

b.	Bylaws of the Registrant dated November 6, 2009 is filed herein.

c.	Article IV of the Registrant’s Declaration of Trust and Articles V and VI of the Registrant’s Bylaws, which are filed herein as Exhibits (a)(1), (a)(2) and (b).

d-1.	Form of Advisory and Service Contract by and between the Registrant and Wasatch Advisors, Inc. (the “Advisor”) is filed herein.

d-2.	Form of Sub-Advisory Agreement by and between the Advisor and Hoisington Investment Management Company is filed herein.

d-3.	Form of Sub-Advisory Agreement by and between the Advisor and 1st Source Corporation Investment Advisors, Inc. is filed herein.

e.	Form of Distribution Agreement by and between the Registrant and ALPS Distributors, Inc. is filed herein.

f.	None.

g.	Form of Custodian Agreement by and between the Registrant and State Street Bank and Trust Company (“State Street”) is filed herein.

h-1.	Form of Administration Agreement by and between the Registrant and State Street is filed herein.

h-2.	Form of Investment Accounting Agreement by and between the Registrant and State Street is filed herein.

h-3.	Form of Transfer Agency Agreement by and between the Registrant and UMB Fund Services, Inc. is filed herein.

h-7.	Form of Expense Limitation Agreement by and between the Advisor and the Registrant is filed herein.

i-1.	Opinion and Consent of Counsel is filed herein

j.	Not applicable.

k.	Not applicable.

l.	Not applicable.

m.	Not applicable.

n.	Not applicable.

p-1.	Code of Ethics of Wasatch Advisors, Inc. and the Registrant is filed herein.

p-2.	Code of Ethics of Hoisington Investment Management Company is incorporated herein by reference to exhibit p-2 of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 31, 2007.

p-3.	Code of Ethics of 1st Source Corporation Investment Advisors, Inc. is incorporated herein by reference to exhibit p-3 of Post-Effective Amendment No. 46 to the Predecessor Registrant’s Registration Statement on Form N-1A filed with the Commission on December 15, 2008.

q.	Powers of Attorney are filed herein.

Item 29.	Persons Controlled by or Under Common Control with Registrant

Registrant is controlled by its Board of Trustees. Registrant neither controls any person nor is under common control with any other person.

Item 30.	Indemnification

Under Section 9.2 of the Registrant’s Declaration of Trust, no person who is or has been a Trustee, officer, or employee of the Registrant shall be subject to any personal liability whatsoever to any party, including natural persons, corporations, partnerships, limited partnerships, business trusts, limited liability partnerships, statutory trusts, limited liability companies, trusts, associations, joint ventures, estates, nominees and any other entity in its own or any representative capacity, whether or not legal entities, and governments and agencies and political subdivisions thereof, in each case whether domestic or foreign, (“Person”) other than the Registrant or its shareholders, in connection with the affairs of the Registrant; and all Persons shall look solely to the property of the Registrant or its series for satisfaction of claims of any nature arising in connection with the affairs of the Registrant or such series.

The Declaration of Trust provides that every note, bond, contract, instrument, certificate, share or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Registrant or the Trustees or any of them in connection with the Registrant shall be conclusively deemed to have been executed or done only in or with respect to their or his capacity as Trustees or Trustee and neither such Trustees or Trustee nor the Registrant’s shareholders shall be personally liable thereon.

The Declaration of Trust provides that all Persons extending credit to, contracting with or having any claim against the Registrant or its series shall look only to the assets of the property of the Registrant or its series for payment under such credit, contract or claim; and neither the Trustees, nor any of the Registrant’s officers or employees, whether past, present or future, shall be personally liable therefor.

The Declaration of Trust provides that no person who is or has been a Trustee, officer or employee of the Registrant shall be liable to the Registrant or to any shareholder for any action or failure to act except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of the individual’s office, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law.

Furthermore, the Declaration of Trust provides that without limiting the foregoing limitations of liability contained in Section 9.2, a Trustee shall not be responsible for or liable in any event for any neglect or wrongdoing of any officer, employee, investment adviser, sub-adviser, principal underwriter, custodian or other agent of the Registrant or a series, nor shall any Trustee be responsible or liable for the act or omission of any other Trustee (or for the failure to compel in any way any former or acting Trustee to redress any breach of trust), except in the case of such Trustee’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Section 9.5 of the Registrant’s Declaration of Trust provides that subject to certain exceptions and limitations, every person who is, or has been, a Trustee, officer, or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees or agents of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise, shall be indemnified by the Registrant or applicable series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisor

Wasatch Advisors, Inc.

Wasatch Advisors, Inc. (the “Advisor”) acted as the investment advisor for employee benefit plans, other tax-free plans including individual retirement accounts, Keoghs, endowments and foundations, and taxable accounts in addition to the eighteen series of the Registrant. The Advisor, organized in September 1975, has been in the business of investment management since November 1975. In December, 2007, the Advisor created WA Holdings, Inc. to act as a holding company of the Advisor. The Advisor is a wholly-owned subsidiary of WA Holdings, Inc. which is 100% owned by the employees of the Advisor. The holding company was created to allow the Advisor to plan for growth and the ongoing continuity of its organization. Dr. Samuel S. Stewart, Jr. is President and an interested Trustee of the Registrant and Chairman, Officer and Director of the Board of the Advisor.

Certain information regarding each officer and director of the Advisor including each business, profession, vocation or employment of a substantial nature in which each such person is or has been engaged at any time during the past two fiscal years is set forth below.

Name	Position with Advisor	Other Substantial Business, Profession, Vocation or Employment
Samuel S. Stewart, Jr., Ph.D.	Chairman of the Board and Chief Executive Officer	—
Jeff S. Cardon	President, Treasurer and Director	—
Karey D. Barker	Vice President and Director	—
Michael K. Yeates	Chief Financial Officer and Vice President	—
J.B. Taylor	Director	—
Eric S. Bergeson	Director	—
Daniel D. Thurber	General Counsel, Vice President, Secretary and Chief Compliance Officer	—

For further information relating to the Advisor’s officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Wasatch Advisors, Inc.—SEC File No. 801-11095.

Hoisington Investment Management Company

Hoisington Investment Management Company (“Hoisington” or the “Sub-Advisor”) is the sub-advisor to the Wasatch-Hoisington U.S. Treasury Fund. Hoisington is a Texas corporation, and its principal place of business is 1250 S. Capital of Texas Highway, Building 3, Suite 600, Austin, Texas 78746. The principal executive officers of the Sub-Advisor and their positions are:

Name	Position with Sub-Advisor
Hoisington, Van, Robert	President
Hoisington, Ethel, Jean	Vice President
Bright, Janice, Teague	Senior Vice President
Hunt, Lacy, Harris	Executive Vice President & Chief Compliance Officer
Hoisington, Jr., Van, Robert	Executive Vice President
Hoisington, David, Maxwell	Executive Vice President

For further information relating to the Sub-Advisor’s officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Hoisington Investment Management Company—SEC File No. 801-15602

1st Source Corporation Investment Advisors, Inc.

1st Source Corporation Investment Advisors, Inc. (“1st Source” or the “Sub-Advisor”)) is the sub-advisor to the Wasatch-1st Source Income Fund. 1st Source is located at 100 North Michigan Street, South Bend, Indiana 46601. 1st Source is a wholly owned subsidiary of 1st Source Bank, which is a wholly owned subsidiary of 1st Source Corporation, a publicly held bank holding company. The principal executive officers and directors of the Sub-Advisor and their positions are:

Name	Position with Sub-Advisor
Allen, Philip, Maxwell	Director
Gifford, Paul, Wayne	Vice President/Chief Investment Officer/Secretary/Treasurer
Lentych, Lawrence, Edward	Director
Wessell, Steven, James	President
Riboni, Bruno, Patrick	Vice President/Portfolio Manager
Nelson, Robert, William	Vice President/Portfolio Manager
Simon, Tamara, L.	Chief Compliance Officer
Cooper, Jason, Werner	Investment Officer
Tapley, Scott, Robert	Vice President/Portfolio Manager

For further information relating to 1st Source please reference Form ADV filed under the Investment Advisers Act of 1940 by 1st Source – SEC File No. 801-60100.

Item 32.	Principal Underwriters

(a)	The sole principal underwriter for the Registrant is ALPS Distributors, Inc., which acts as distributor for the Registrant and the following other funds:

AARP Funds

ALPS ETF Trust

ALPS Variable Insurance Trust

Ameristock Mutual Fund, Inc.

AQR Funds

BBH Trust

BLDRS Index Fund Trust

Caldwell & Orkin Funds, Inc.

Campbell Multi-Strategy Trust

Cook & Bynum Funds Trust

CornerCap Group of Funds

Cullen Funds

DIAMONDS Trust

EGA Global Shares Trust

Financial Investors Trust

Financial Investors Variable Insurance Trust

Firsthand Funds

Forward Funds

Grail Advisors ETF Trust

Heartland Group, Inc.

Hennsler Funds, Inc.

Holland Balanced Fund

IndexIQ Trust

IndexIQ ETF Trust

Laudus Trust

Milestone Funds

MTB Group of Funds

OOK, Inc.

Pax World Funds

PowerShares QQQ 100 Trust Series 1

Scottish Widows Investment Partnership

SPDR Trust

MidCap SPDR Trust

Select Sector SPDR Trust

Stonebridge Funds, Inc.

Stone Harbor Investment Funds

TDX Independence Funds, Inc.

TXF Funds, Inc.

Utopia Funds

Wasatch Funds Trust

WesMark Funds

Westcore Trust

Williams Capital Liquid Assets Fund

WisdomTree Trust

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for the Registrant, are as follows:

Name and Principal Business Address*	Positions and Offices with Registrant	Positions and Offices with Underwriter
Thomas A. Carter	None	President, Director
Edmund J. Burke	None	Director
Spencer Hoffman	None	Director
Jeremy O. May	None	Executive Vice President, Director
John C. Donaldson	None	Executive Vice President, Chief Financial Officer
Richard Hetzer	None	Executive Vice President
Tané T. Tyler	None	Senior Vice President, General Counsel; Secretary
Diana M. Adams	None	Senior Vice President, Controller; Treasurer
Bradley J. Swenson	None	Senior Vice President, Chief Compliance Officer
Kevin J. Ireland	None	Senior Vice President, Director of Institutional Sales
Mark R. Kiniry	None	Senior Vice President, National Sales Director-Investments
Robert J. Szydlowski	None	Senior Vice President, Chief Technology Officer
Erin Douglas	None	Vice President, Senior Associate Counsel

Name and Principal Business Address*	Positions and Offices with Registrant	Positions and Offices with Underwriter
JoEllen Legg	None	Vice President, Associate Counsel
James Stegall	None	Vice President, Institutional Sales Manager
Steven Price	None	Vice President, Deputy Chief Compliance Officer

*	All Addresses are 1290 Broadway, Suite 1100, Denver, Colorado 80203

(c)	None

Item 33.	Location of Accounts and Records

1.	Wasatch Advisors, Inc., 150 Social Hall Avenue, 4th Floor, Salt Lake City, UT 84111 and 44 Cook Street, Suite 611, Denver, CO 80206 (records relating to its function as investment advisor).

2.

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105 and Two Avenue de Lafayette, Boston, MA 02111 (records relating to its function as custodian, administrator and fund accounting servicing agent).

3.	UMB Fund Services, Inc. 803 West Michigan Street, Suite A, Milwaukee, WI 53233 (records relating to its function as transfer agent and shareholder servicing agent).

4.	ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its function as distributor).

5.	1st Source Corporation Investment Advisors, Inc., 100 North Michigan Street, South Bend, Indiana 46601 (records relating to its function as sub-advisor).

6.	Hoisington Investment Management Company, 1250 S. Capital of Texas Highway, Building 3, Suite 600, Austin, Texas 78746 (records relating to its function as sub-advisor).

Item 34.	Management Services

Other than as set forth under the section “Management” in the Prospectus constituting Part A of the Registration Statement and under the captions “Management of the Company” and “Investment Advisory and Other Services” in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.

Item 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 50 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 50 under the Securities Act of 1933, as amended and Post-Effective Amendment No. 52 under the Investment Company Act of 1940, as amended to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Salt Lake City, and the State of Utah on the 31st day of March 2010.

WASATCH FUNDS TRUST

By	/s/ Samuel S. Stewart
Samuel S. Stewart, Jr., Ph.D.,
President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Samuel S. Stewart	President and Trustee (principal executive officer)	March 31, 2010
Samuel S. Stewart, Jr., Ph.D.

/s/ Cindy B. Firestone	Treasurer (principal financial and accounting officer)	March 31, 2010
Cindy B. Firestone

James U. Jensen*	Trustee	March 31, 2010
James U. Jensen, Esquire

William R. Swinyard*	Trustee	March 31, 2010
William R. Swinyard

D. James Croft*	Trustee	March 31, 2010
D. James Croft

Miriam M. Allison*	Trustee	March 31, 2010
Miriam M. Allison

/s/ Russell L. Biles
Russell L. Biles
Attorney-in-Fact
March 31, 2010

*

Signed pursuant to powers of attorney as filed herein as Exhibit (q) authorizing Russell L. Biles to execute this Registration Statement, and any Amendments thereto, for each of the Trustees of the Registrant on whose behalf this Registration Statement is filed.

Exhibit Index

Exhibit No.	Exhibit

a-1.	Declaration of Trust

a-2.	Amendment to Declaration of Trust

b.	Bylaws

d-1.	Form of Advisory and Service Contract

d-2.	Form of Sub-Advisory Agreement by and between the Advisor and Hoisington Investment Management Company

d-3.	Form of Sub-Advisory Agreement by and between the Advisor and 1st Source Corporation Investment Advisors, Inc.

e.	Form of Distribution Agreement

g.	Form of Custodian Agreement

h-1.	Form of Administration Agreement

h-2.	Form of Investment Accounting Agreement

h-3.	Form of Transfer Agency Agreement

h-4.	Form of Expense Limitation Agreement

i-1.	Opinion and Consent of Counsel

p-1.	Code of Ethics of Wasatch Advisors, Inc. and the Registrant

q.	Powers of Attorney